Strategic Investments - EnWave Corporation (Details) - EnWave - Marketable securities designated at FVTOCI $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2019 CAD ($) $ / shares shares	Apr. 25, 2019 CAD ($) day shares
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Number of common shares acquired (in shares) | shares	5,302,227	5,302,227
Proportion of ownership interest in investment		4.90%
Number of shares exchanged for purchase of common shares (in shares) | shares		840,576
Shares exchanged for purchase of common shares, at fair value		$ 10.0
Shares exchanged for purchase of common shares, at fair value, volume weighted average trading price, period | day		5
Financial assets, at fair value	$ 12.6
Quoted market price (in CAD per share) | $ / shares	$ 2.38
Gains (losses) recognised in profit or loss attributable to change in unrealised gains or losses for assets held at end of period, fair value measurement	$ 2.6